Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Bar Harbor Bankshares 401(k) Plan
Summary of Significant Accounting Policies
Allowance for credit loss	$ 0	$ 0